Basis Of Presentation And Accounting Policies	6 Months Ended
Feb. 28, 2021
Basis of Presentation and Accounting Policies [Abstract]
Basis Of Presentation And Accounting Policies

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Statement of compliance

These condensed interim consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) and in compliance with International Accounting Standard (IAS) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB).

The condensed interim consolidated financial statements of the Company for the three and six months ended February 28, 2021 were authorized for issue by the Board of Directors on April 14, 2021.

Basis of presentation

These condensed interim consolidated financial statements have been prepared primarily under the historical cost convention except as detailed in the significant accounting policies disclosed in the Company’s consolidated financial statements for the year ended August 31, 2020 and are expressed in millions of Canadian dollars unless otherwise indicated. The condensed interim consolidated statements of income are presented using the nature classification for expenses.

The notes presented in these condensed interim consolidated financial statements include only significant events and transactions occurring since the Company’s last fiscal year end and are not fully inclusive of all matters required to be disclosed by IFRS in the Company’s annual consolidated financial statements. As a result, these condensed interim consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended August 31, 2020.

The condensed interim consolidated financial statements follow the same accounting policies and methods of application as the most recent annual consolidated financial statements.